Distribution Date:	12/16/22	Morgan Stanley Capital I Trust 2019-H6
Determination Date:	12/12/22
Next Distribution Date:	01/18/23
Record Date:	11/30/22	Commercial Mortgage Pass-Through Certificates
Series 2019-H6

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Morgan Stanley Capital I Inc.
Certificate Factor Detail	3		General Information Number	(212) 761-4000	cmbs_notices@morganstanley.com
Certificate Interest Reconciliation Detail	4		1585 Broadway | New York, NY 10036 | United States
		Master Servicer	Midland Loan Services, a Division of PNC Bank, National
Additional Information	5		Association
Bond / Collateral Reconciliation - Cash Flows	6		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Bond / Collateral Reconciliation - Balances	7		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Current Mortgage Loan and Property Stratification	8-12	Special Servicer	Midland Loan Services, a Division of PNC Bank, National
			Association
Mortgage Loan Detail (Part 1)	13-14		Executive Vice President - Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	15-16		10851 Mastin Street, Building 82, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	17	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Historical Detail	18
			David Rodgers	(212) 230-9025
Delinquency Loan Detail	19		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Collateral Stratification and Historical Detail	20	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Specially Serviced Loan Detail - Part 1	21		Bank, N.A.
			Corporate Trust Services (CMBS)		cts.cmbs.bond.admin@wellsfargo.com;
Specially Serviced Loan Detail - Part 2	22				trustadministrationgroup@wellsfargo.com
Modified Loan Detail	23		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Historical Liquidated Loan Detail	24
Historical Bond / Collateral Loss Reconciliation Detail	25
Interest Shortfall Detail - Collateral Level	26
Supplemental Notes	27

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 27

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	61769JAW1	2.259000%	18,000,000.00	6,747,675.14	398,641.39	12,702.50	0.00	0.00	411,343.89	6,349,033.75	30.52%	30.00%
A-2	61769JAX9	3.228000%	21,100,000.00	21,100,000.00	0.00	56,759.00	0.00	0.00	56,759.00	21,100,000.00	30.52%	30.00%
A-SB	61769JAY7	3.224000%	27,300,000.00	27,300,000.00	0.00	73,346.00	0.00	0.00	73,346.00	27,300,000.00	30.52%	30.00%
A-3	61769JAZ4	3.158000%	190,000,000.00	190,000,000.00	0.00	500,016.67	0.00	0.00	500,016.67	190,000,000.00	30.52%	30.00%
A-4	61769JBA8	3.417000%	224,382,000.00	224,382,000.00	0.00	638,927.75	0.00	0.00	638,927.75	224,382,000.00	30.52%	30.00%
A-S	61769JBD2	3.700000%	63,532,000.00	63,532,000.00	0.00	195,890.33	0.00	0.00	195,890.33	63,532,000.00	21.11%	20.75%
B	61769JBE0	3.902000%	26,615,000.00	26,615,000.00	0.00	86,543.11	0.00	0.00	86,543.11	26,615,000.00	17.17%	16.88%
C	61769JBF7	4.154000%	30,908,000.00	30,908,000.00	0.00	106,993.19	0.00	0.00	106,993.19	30,908,000.00	12.59%	12.38%
D	61769JAC5	3.000000%	14,080,000.00	14,080,000.00	0.00	35,200.00	0.00	0.00	35,200.00	14,080,000.00	10.50%	10.32%
E-RR	61769JAF8	4.575015%	12,534,000.00	12,534,000.00	0.00	47,786.03	0.00	0.00	47,786.03	12,534,000.00	8.65%	8.50%
F-RR	61769JAH4	4.575015%	10,303,000.00	10,303,000.00	0.00	39,280.31	0.00	0.00	39,280.31	10,303,000.00	7.12%	7.00%
G-RR	61769JAK7	4.575015%	7,727,000.00	7,727,000.00	0.00	29,459.28	0.00	0.00	29,459.28	7,727,000.00	5.98%	5.88%
H-RR	61769JAM3	4.575015%	10,302,000.00	10,302,000.00	0.00	39,276.50	0.00	0.00	39,276.50	10,302,000.00	4.45%	4.38%
J-RR	61769JAP6	4.575015%	6,869,000.00	6,869,000.00	0.00	26,188.15	0.00	0.00	26,188.15	6,869,000.00	3.43%	3.38%
K-RR	61769JAR2	4.575015%	23,180,759.00	23,180,759.00	0.00	82,772.12	0.00	0.00	82,772.12	23,180,759.00	0.00%	0.00%
V	61769JAT8	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	61769JAU5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			686,832,759.00	675,580,434.14	398,641.39	1,971,140.94	0.00	0.00	2,369,782.33	675,181,792.75

X-A	61769JBB6	1.299178%	480,782,000.00	469,529,675.14	0.00	508,335.65	0.00	0.00	508,335.65	469,131,033.75
X-B	61769JBC4	0.714687%	121,055,000.00	121,055,000.00	0.00	72,097.02	0.00	0.00	72,097.02	121,055,000.00
X-D	61769JAA9	1.575015%	14,080,000.00	14,080,000.00	0.00	18,480.17	0.00	0.00	18,480.17	14,080,000.00
Notional SubTotal			615,917,000.00	604,664,675.14	0.00	598,912.84	0.00	0.00	598,912.84	604,266,033.75

Deal Distribution Total					398,641.39	2,570,053.78	0.00	0.00	2,968,695.17

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 27

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	61769JAW1	374.87084111	22.14674389	0.70569444	0.00000000	0.00000000	0.00000000	0.00000000	22.85243833	352.72409722
A-2	61769JAX9	1,000.00000000	0.00000000	2.69000000	0.00000000	0.00000000	0.00000000	0.00000000	2.69000000	1,000.00000000
A-SB	61769JAY7	1,000.00000000	0.00000000	2.68666667	0.00000000	0.00000000	0.00000000	0.00000000	2.68666667	1,000.00000000
A-3	61769JAZ4	1,000.00000000	0.00000000	2.63166668	0.00000000	0.00000000	0.00000000	0.00000000	2.63166668	1,000.00000000
A-4	61769JBA8	1,000.00000000	0.00000000	2.84750002	0.00000000	0.00000000	0.00000000	0.00000000	2.84750002	1,000.00000000
A-S	61769JBD2	1,000.00000000	0.00000000	3.08333328	0.00000000	0.00000000	0.00000000	0.00000000	3.08333328	1,000.00000000
B	61769JBE0	1,000.00000000	0.00000000	3.25166673	0.00000000	0.00000000	0.00000000	0.00000000	3.25166673	1,000.00000000
C	61769JBF7	1,000.00000000	0.00000000	3.46166656	0.00000000	0.00000000	0.00000000	0.00000000	3.46166656	1,000.00000000
D	61769JAC5	1,000.00000000	0.00000000	2.50000000	0.00000000	0.00000000	0.00000000	0.00000000	2.50000000	1,000.00000000
E-RR	61769JAF8	1,000.00000000	0.00000000	3.81251237	0.00000000	0.00000000	0.00000000	0.00000000	3.81251237	1,000.00000000
F-RR	61769JAH4	1,000.00000000	0.00000000	3.81251189	0.00000000	0.00000000	0.00000000	0.00000000	3.81251189	1,000.00000000
G-RR	61769JAK7	1,000.00000000	0.00000000	3.81251197	0.00000000	0.00000000	0.00000000	0.00000000	3.81251197	1,000.00000000
H-RR	61769JAM3	1,000.00000000	0.00000000	3.81251213	0.00000000	0.00000000	0.00000000	0.00000000	3.81251213	1,000.00000000
J-RR	61769JAP6	1,000.00000000	0.00000000	3.81251274	0.00000000	0.00000000	0.00000000	0.00000000	3.81251274	1,000.00000000
K-RR	61769JAR2	1,000.00000000	0.00000000	3.57072519	0.24178716	6.00333751	0.00000000	0.00000000	3.57072519	1,000.00000000
V	61769JAT8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	61769JAU5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	61769JBB6	976.59578591	0.00000000	1.05731007	0.00000000	0.00000000	0.00000000	0.00000000	1.05731007	975.76663384
X-B	61769JBC4	1,000.00000000	0.00000000	0.59557243	0.00000000	0.00000000	0.00000000	0.00000000	0.59557243	1,000.00000000
X-D	61769JAA9	1,000.00000000	0.00000000	1.31251207	0.00000000	0.00000000	0.00000000	0.00000000	1.31251207	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 27

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	11/01/22 - 11/30/22	30	0.00	12,702.50	0.00	12,702.50	0.00	0.00	0.00	12,702.50	0.00
A-2	11/01/22 - 11/30/22	30	0.00	56,759.00	0.00	56,759.00	0.00	0.00	0.00	56,759.00	0.00
A-SB	11/01/22 - 11/30/22	30	0.00	73,346.00	0.00	73,346.00	0.00	0.00	0.00	73,346.00	0.00
A-3	11/01/22 - 11/30/22	30	0.00	500,016.67	0.00	500,016.67	0.00	0.00	0.00	500,016.67	0.00
A-4	11/01/22 - 11/30/22	30	0.00	638,927.75	0.00	638,927.75	0.00	0.00	0.00	638,927.75	0.00
X-A	11/01/22 - 11/30/22	30	0.00	508,335.65	0.00	508,335.65	0.00	0.00	0.00	508,335.65	0.00
X-B	11/01/22 - 11/30/22	30	0.00	72,097.02	0.00	72,097.02	0.00	0.00	0.00	72,097.02	0.00
X-D	11/01/22 - 11/30/22	30	0.00	18,480.17	0.00	18,480.17	0.00	0.00	0.00	18,480.17	0.00
A-S	11/01/22 - 11/30/22	30	0.00	195,890.33	0.00	195,890.33	0.00	0.00	0.00	195,890.33	0.00
B	11/01/22 - 11/30/22	30	0.00	86,543.11	0.00	86,543.11	0.00	0.00	0.00	86,543.11	0.00
C	11/01/22 - 11/30/22	30	0.00	106,993.19	0.00	106,993.19	0.00	0.00	0.00	106,993.19	0.00
D	11/01/22 - 11/30/22	30	0.00	35,200.00	0.00	35,200.00	0.00	0.00	0.00	35,200.00	0.00
E-RR	11/01/22 - 11/30/22	30	0.00	47,786.03	0.00	47,786.03	0.00	0.00	0.00	47,786.03	0.00
F-RR	11/01/22 - 11/30/22	30	0.00	39,280.31	0.00	39,280.31	0.00	0.00	0.00	39,280.31	0.00
G-RR	11/01/22 - 11/30/22	30	0.00	29,459.28	0.00	29,459.28	0.00	0.00	0.00	29,459.28	0.00
H-RR	11/01/22 - 11/30/22	30	0.00	39,276.50	0.00	39,276.50	0.00	0.00	0.00	39,276.50	0.00
J-RR	11/01/22 - 11/30/22	30	0.00	26,188.15	0.00	26,188.15	0.00	0.00	0.00	26,188.15	0.00
K-RR	11/01/22 - 11/30/22	30	133,049.86	88,376.92	0.00	88,376.92	5,604.81	0.00	0.00	82,772.12	139,161.92
Totals			133,049.86	2,575,658.58	0.00	2,575,658.58	5,604.81	0.00	0.00	2,570,053.78	139,161.92

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 27

	Additional Information
Total Available Distribution Amount (1)	2,968,695.17
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 27

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,589,403.89	Master Servicing Fee	6,308.33
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	5,736.80
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	281.49
ARD Interest	0.00	Operating Advisor Fee	1,216.04
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	202.67
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,589,403.89	Total Fees	13,745.35

Principal		Expenses/Reimbursements
Scheduled Principal	398,641.39	Reimbursement for Interest on Advances	10.42
Unscheduled Principal Collections		ASER Amount	2,094.39
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	3,500.00
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	398,641.39	Total Expenses/Reimbursements	5,604.81

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,570,053.78
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	398,641.39
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	2,968,695.17
Total Funds Collected	2,988,045.28	Total Funds Distributed	2,988,045.33

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 27

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	675,580,434.47	675,580,434.47	Beginning Certificate Balance	675,580,434.14
(-) Scheduled Principal Collections	398,641.39	398,641.39	(-) Principal Distributions	398,641.39
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	675,181,793.08	675,181,793.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	675,580,434.47	675,580,434.47	Ending Certificate Balance	675,181,792.75
Ending Actual Collateral Balance	675,181,793.08	675,181,793.08

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.33)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.33)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.58%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 7 of 27

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	2	11,851,636.01	1.76%	76	4.5462	NAP	Defeased	2	11,851,636.01	1.76%	76	4.5462	NAP
10,000,000 or less	27	152,906,325.88	22.65%	74	4.7810	1.853086	1.40 or less	8	57,248,101.80	8.48%	71	5.1262	0.843618
10,000,001.00 to 20,000,000	11	148,482,035.99	21.99%	70	4.8108	1.952858	1.41 to 1.60	7	57,802,792.29	8.56%	76	4.8210	1.527272
20,000,001.00 to 30,000,000	6	156,158,677.65	23.13%	77	4.2692	2.663928	1.61 to 1.80	6	89,192,623.45	13.21%	76	5.2056	1.740210
30,000,001.00 to 40,000,000	2	80,000,000.00	11.85%	76	4.1845	2.515000	1.81 to 2.00	5	35,752,472.92	5.30%	76	4.6878	1.864686
40,000,001.00 to greater	2	125,783,117.55	18.63%	77	4.8074	2.731849	2.01 to 2.20	3	54,826,806.61	8.12%	77	4.3658	2.118648
Totals	50	675,181,793.08	100.00%	74	4.5993	2.312316	2.21 or greater	19	368,507,360.00	54.58%	74	4.3638	2.875147
							Totals	50	675,181,793.08	100.00%	74	4.5993	2.312316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 8 of 27

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	11	11,851,636.01	1.76%	76	4.5462	NAP
							Defeased	11	11,851,636.01	1.76%	76	4.5462	NAP
Arizona	1	3,000,000.00	0.44%	76	5.1000	2.520000
							Industrial	2	34,311,713.60	5.08%	78	4.3423	2.079841
California	18	235,568,117.55	34.89%	77	4.5562	2.688840
							Lodging	7	144,799,683.28	21.45%	76	4.8992	2.052170
Delaware	2	12,500,000.00	1.85%	72	5.5780	1.740000
							Mixed Use	4	28,824,790.84	4.27%	76	5.0211	1.786225
Florida	2	7,339,420.19	1.09%	77	4.8468	1.758563
							Mobile Home Park	1	2,339,420.19	0.35%	77	4.8400	1.670000
Georgia	3	34,039,398.91	5.04%	75	4.8287	2.160319
							Multi-Family	5	64,286,567.04	9.52%	76	4.2057	2.185128
Hawaii	186	39,999,999.99	5.92%	74	4.3100	2.400000
							Office	10	147,879,191.05	21.90%	67	4.6193	2.905410
Illinois	2	55,900,000.00	8.28%	78	4.3469	2.364830
							Other	186	39,999,999.99	5.92%	74	4.3100	2.400000
Michigan	3	7,492,711.69	1.11%	77	4.7608	1.292544
							Retail	28	197,888,791.07	29.31%	77	4.5271	2.205956
Mississippi	1	13,023,743.71	1.93%	77	5.3300	1.230000
							Self Storage	1	3,000,000.00	0.44%	76	5.1000	2.520000
Nevada	1	15,500,000.00	2.30%	77	4.2480	2.820000
							Totals	255	675,181,793.08	100.00%	74	4.5993	2.312316
New Jersey	1	20,500,000.00	3.04%	76	4.3750	2.630000

New York	7	79,378,638.80	11.76%	64	4.3524	2.220827

North Carolina	2	22,594,284.35	3.35%	77	4.8202	1.730691

Ohio	1	3,937,168.92	0.58%	76	4.8300	2.470000

Oklahoma	1	6,863,777.48	1.02%	77	5.0200	1.520000

Pennsylvania	2	23,600,000.00	3.50%	76	4.6681	1.748898

South Carolina	1	1,873,219.21	0.28%	76	4.9500	1.090000

Tennessee	1	11,100,000.00	1.64%	75	4.6470	2.320000

Texas	5	37,217,454.67	5.51%	67	5.0859	1.789727

Virginia	1	3,969,885.83	0.59%	77	5.2600	1.650000

Wisconsin	3	27,932,335.76	4.14%	75	4.5876	1.993150

Totals	255	675,181,793.08	100.00%	74	4.5993	2.312316

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 9 of 27

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,851,636.01	1.76%	76	4.5462	NAP	Defeased	2	11,851,636.01	1.76%	76	4.5462	NAP
	4.4990% or less	13	351,443,677.65	52.05%	77	4.2566	2.815928	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9990%	22	156,686,903.34	23.21%	70	4.7598	1.810515	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% or greater	13	155,199,576.08	22.99%	74	5.2174	1.680448	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	675,181,793.08	100.00%	74	4.5993	2.312316	37 months to 48 months	48	663,330,157.07	98.24%	74	4.6002	2.312768
								49 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	50	675,181,793.08	100.00%	74	4.5993	2.312316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 10 of 27

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	2	11,851,636.01	1.76%	76	4.5462	NAP	Defeased	2	11,851,636.01	1.76%	76	4.5462	NAP
	58 months or less	2	21,233,155.78	3.14%	16	5.1551	2.307078	Interest Only	20	383,585,000.00	56.81%	74	4.4321	2.632265
	59 months or greater	46	642,097,001.29	95.10%	76	4.5819	2.312956	298 months or less	2	30,262,804.56	4.48%	75	4.6847	1.952048
	Totals	50	675,181,793.08	100.00%	74	4.5993	2.312316	299 months or greater	26	249,482,352.51	36.95%	75	4.8485	1.865290
								Totals	50	675,181,793.08	100.00%	74	4.5993	2.312316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 27

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	2	11,851,636.01	1.76%	76	4.5462	NAP				None
Underwriter's Information		2	45,474,983.71	6.74%	74	4.3630	2.284972
	12 months or less	46	617,855,173.36	91.51%	74	4.6177	2.314814
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	50	675,181,793.08	100.00%	74	4.5993	2.312316
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 12 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	30316206	OF	West Hollywood	CA	Actual/360	4.445%	240,770.83	0.00	0.00	N/A	05/01/29	--	65,000,000.00	65,000,000.00	12/05/22
2A2	30316208	Various Various		CA	Actual/360	4.059%	135,300.00	0.00	0.00	N/A	05/06/29	--	40,000,000.00	40,000,000.00	12/06/22
2A7	30316213				Actual/360	4.059%	50,737.50	0.00	0.00	N/A	05/06/29	--	15,000,000.00	15,000,000.00	12/06/22
2A8	30316214				Actual/360	4.059%	33,097.76	0.00	0.00	N/A	05/06/29	--	9,785,000.00	9,785,000.00	12/06/22
3	30316215	LO	San Diego	CA	Actual/360	5.195%	263,524.23	88,696.92	0.00	N/A	04/01/29	--	60,871,814.47	60,783,117.55	12/01/22
4	30502482	98	Honolulu	HI	Actual/360	4.310%	143,666.67	0.00	0.00	N/A	02/07/29	--	40,000,000.00	40,000,000.00	12/07/22
5	30316216	MF	Long Island City	NY	Actual/360	3.784%	93,644.04	45,873.47	0.00	N/A	04/01/29	--	29,695,271.59	29,649,398.12	12/01/22
6	30316217	LO	Modesto	CA	Actual/360	4.390%	109,750.00	0.00	0.00	N/A	06/01/29	--	30,000,000.00	30,000,000.00	12/01/22
7	30316218	IN	Niles	IL	Actual/360	4.232%	105,800.00	0.00	0.00	06/01/29	05/01/30	--	30,000,000.00	30,000,000.00	12/01/22
8	30316220	RT	Chicago	IL	Actual/360	4.480%	96,693.33	0.00	0.00	N/A	05/01/29	--	25,900,000.00	25,900,000.00	12/01/22
9	30316221	RT	Waukesha	WI	Actual/360	4.480%	75,249.30	46,784.23	0.00	N/A	03/06/29	--	20,156,063.76	20,109,279.53	12/06/22
10	30316222	OF	Florham Park	NJ	Actual/360	4.375%	74,739.58	0.00	0.00	N/A	04/06/29	--	20,500,000.00	20,500,000.00	12/06/22
11A4	30502365	RT	Pittsburgh	PA	Actual/360	4.649%	30,996.67	0.00	0.00	N/A	03/06/29	--	8,000,000.00	8,000,000.00	12/06/22
11A5	30502366				Actual/360	4.649%	19,372.92	0.00	0.00	N/A	03/06/29	--	5,000,000.00	5,000,000.00	12/06/22
11A8	30502369				Actual/360	4.649%	23,247.50	0.00	0.00	N/A	03/06/29	--	6,000,000.00	6,000,000.00	12/06/22
12	30316223	OF	New York	NY	Actual/360	4.935%	63,743.75	0.00	0.00	N/A	04/06/24	--	15,500,000.00	15,500,000.00	12/06/22
13	30316224	MF	Henderson	NV	Actual/360	4.248%	54,870.00	0.00	0.00	N/A	05/01/29	--	15,500,000.00	15,500,000.00	12/01/22
14	30316225	LO	San Jose	CA	Actual/360	4.930%	61,625.00	0.00	0.00	N/A	04/01/29	--	15,000,000.00	15,000,000.00	12/01/22
15	30316226	LO	College Park	GA	Actual/360	4.620%	54,434.61	22,641.44	0.00	N/A	04/01/29	--	14,138,860.98	14,116,219.54	12/01/22
16	30316227	MU	Fayetteville	GA	Actual/360	5.110%	60,336.27	21,198.39	0.00	N/A	02/06/29	--	14,168,986.78	14,147,788.39	12/06/22
17	30316228	RT	Olive Branch	MS	Actual/360	5.330%	57,923.94	17,293.89	0.00	N/A	05/01/29	--	13,041,037.60	13,023,743.71	12/01/22
18	30316229	RT	Fayetteville	NC	Actual/360	4.600%	47,757.06	17,605.10	0.00	N/A	05/01/29	--	12,458,364.42	12,440,759.32	12/01/22
19	30316230	OF	Newark	DE	Actual/360	5.578%	58,104.17	0.00	0.00	N/A	12/06/28	--	12,500,000.00	12,500,000.00	12/05/22
20	30316231	OF	Nashville	TN	Actual/360	4.647%	42,984.75	0.00	0.00	03/06/29	12/06/29	--	11,100,000.00	11,100,000.00	12/06/22
21	30316232	LO	Cary	NC	Actual/360	5.090%	43,160.01	21,723.01	0.00	N/A	04/06/29	--	10,175,248.04	10,153,525.03	12/06/22
22	30503159	OF	New York	NY	Actual/360	3.914%	32,616.67	0.00	0.00	N/A	03/11/29	--	10,000,000.00	10,000,000.00	12/11/22
23	30316233	LO	Lubbock	TX	Actual/360	4.930%	36,913.82	13,678.59	0.00	N/A	04/06/29	--	8,985,108.77	8,971,430.18	12/06/22
24	30316234	MF	Bronx	NY	Actual/360	4.598%	34,485.00	0.00	0.00	N/A	05/01/29	--	9,000,000.00	9,000,000.00	12/01/22

© 2021 Computershare. All rights reserved. Confidential.																Page 13 of 27

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
25	30316235	MU	Frisco	TX	Actual/360	5.050%	37,082.83	11,506.51	0.00	N/A	05/06/29	--	8,811,761.63	8,800,255.12	12/06/22
26	30316236	RT	Sugar Land	TX	Actual/360	4.850%	32,333.33	0.00	0.00	N/A	06/01/29	--	8,000,000.00	8,000,000.00	12/01/22
27	30316237	Various Various		MI	Actual/360	4.750%	21,703.60	8,030.30	0.00	N/A	05/06/29	--	5,483,014.01	5,474,983.71	12/06/22
28	30316238	MU	Traverse City	MI	Actual/360	4.790%	8,065.83	2,939.45	0.00	N/A	05/06/29	--	2,020,667.43	2,017,727.98	12/06/22
29	30316239	RT	Oklahoma City	OK	Actual/360	5.020%	28,756.36	10,251.87	0.00	N/A	05/01/29	--	6,874,029.35	6,863,777.48	12/01/22
30	30316240	MF	Various	IL	Actual/360	4.400%	25,300.00	0.00	0.00	N/A	04/06/29	--	6,900,000.00	6,900,000.00	12/06/22
31	30316241	MF	Brooklyn	NY	Actual/360	5.150%	26,608.33	0.00	0.00	N/A	04/06/29	--	6,200,000.00	6,200,000.00	03/06/21
32	30316242	LO	Milledgeville	GA	Actual/360	4.650%	22,415.16	9,167.59	0.00	N/A	05/06/29	--	5,784,558.57	5,775,390.98	12/06/22
33	30316243	OF	Richardson	TX	Actual/360	5.750%	27,506.65	7,361.83	0.00	N/A	04/06/24	--	5,740,517.61	5,733,155.78	12/06/22
34	30316244	RT	Lake Jackson	TX	Actual/360	5.050%	24,072.19	7,510.88	0.00	N/A	04/06/29	--	5,720,124.47	5,712,613.59	12/06/22
35	30316245	MF	Douglasville	GA	Actual/360	4.750%	19,625.78	6,456.59	0.00	N/A	04/06/29	04/01/29	4,958,092.60	4,951,636.01	12/01/22
36	30316246	OF	Coral Springs	FL	Actual/360	4.850%	20,208.33	0.00	0.00	N/A	05/06/29	--	5,000,000.00	5,000,000.00	12/06/22
37	30316247	RT	Elm Grove	WI	Actual/360	4.860%	18,659.54	7,094.99	0.00	N/A	04/01/29	--	4,607,294.87	4,600,199.88	12/01/22
38	30316248	RT	Baldwinsville	NY	Actual/360	4.730%	18,619.01	6,112.42	0.00	N/A	06/06/29	--	4,723,639.50	4,717,527.08	12/06/22
39	30316249	RT	Philadelphia	PA	Actual/360	4.745%	18,189.17	0.00	0.00	N/A	06/06/29	--	4,600,000.00	4,600,000.00	12/06/22
40	30316250	IN	Hicksville	NY	Actual/360	5.110%	18,387.73	6,344.45	0.00	N/A	05/01/29	--	4,318,058.05	4,311,713.60	12/01/22
41	30316251	RT	Harrisonburg	VA	Actual/360	5.260%	17,421.90	4,691.03	0.00	N/A	05/01/29	--	3,974,576.86	3,969,885.83	12/01/22
42	30316252	MF	Middletown	OH	Actual/360	4.830%	15,867.47	5,060.12	0.00	N/A	04/06/29	--	3,942,229.04	3,937,168.92	12/06/22
43	30316253	RT	Greenfield	WI	Actual/360	4.870%	13,099.56	4,962.54	0.00	N/A	04/01/29	--	3,227,818.89	3,222,856.35	12/01/22
44	30316254	SS	Dewey	AZ	Actual/360	5.100%	12,750.00	0.00	0.00	N/A	04/01/29	--	3,000,000.00	3,000,000.00	12/01/22
45	30316255	MH	North Fort Myers	FL	Actual/360	4.840%	9,447.70	2,985.31	0.00	N/A	05/01/29	--	2,342,405.50	2,339,420.19	12/01/22
46	30316256	RT	Myrtle Beach	SC	Actual/360	4.950%	7,738.04	2,670.47	0.00	N/A	04/01/29	--	1,875,889.68	1,873,219.21	12/01/22
Totals							2,589,403.89	398,641.39	0.00				675,580,434.47	675,181,793.08
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 14 of 27

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	11,295,533.79	11,823,749.81	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A2	22,719,935.81	24,264,887.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A7	22,719,935.81	24,264,887.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
2A8	22,719,935.81	24,264,887.23	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
3	3,288,087.02	8,322,696.34	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
4	62,711,959.04	64,047,172.42	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	9,799,308.68	11,780,668.18	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
6	4,831,009.09	5,810,337.81	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,864,098.44	4,324,212.92	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,281,156.30	3,312,351.45	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,197,077.12	3,371,314.64	04/01/21	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,709,779.04	2,591,241.40	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11A4	5,686,791.64	7,451,440.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11A5	5,686,791.64	7,451,440.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
11A8	5,686,791.64	7,451,440.43	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
12	7,390,556.00	8,195,556.00	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
13	1,860,222.16	1,930,785.80	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
14	(583,326.00)	1,225,440.00	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
15	2,627,835.23	6,724,068.35	07/01/21	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
16	2,033,726.23	2,253,681.03	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,344,306.75	1,195,522.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,428,935.31	1,507,065.08	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,792,654.00	9,470,768.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,382,027.40	1,332,969.58	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,227,815.17	1,355,539.57	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
22	56,778,937.87	13,766,950.00	01/01/22	03/31/22	--	0.00	0.00	0.00	0.00	0.00	0.00
23	984,258.61	1,082,889.14	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
24	744,815.15	615,354.65	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
25	777,152.58	867,505.25	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
26	783,480.88	956,420.35	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
27	620,753.82	535,988.60	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	172,774.06	134,807.09	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
29	674,163.00	777,858.20	10/01/21	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
30	774,715.95	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
31	126,120.05	0.00	--	--	11/14/22	488,488.32	55,838.66	24,316.52	511,254.75	0.00	0.00
32	1,185,660.17	1,366,993.40	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
33	392,496.69	315,875.01	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
34	508,686.43	1,253,858.78	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
36	523,737.15	473,660.06	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
37	549,246.38	545,605.31	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
38	525,110.50	556,626.34	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
39	284,537.43	299,497.13	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
40	583,626.95	592,527.75	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
41	466,412.56	429,632.29	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
42	598,639.50	593,083.90	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
43	354,448.00	351,322.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
44	338,071.80	397,862.47	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
45	197,989.83	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	162,334.80	165,367.49	01/01/22	06/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	285,811,113.28	271,803,808.66				488,488.32	55,838.66	24,316.52	511,254.75	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
12/16/22	0	0.00	0	0.00	1	6,200,000.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599301%	4.574888%	74
11/18/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599430%	4.575015%	75
10/17/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599543%	4.575125%	76
09/16/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599669%	4.575250%	77
08/17/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599781%	4.575359%	78
07/15/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.599892%	4.575468%	79
06/17/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600016%	4.575591%	80
05/17/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600125%	4.575697%	81
04/18/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600241%	4.575812%	82
03/17/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600391%	4.575959%	83
02/17/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600592%	4.576158%	84
01/18/22	0	0.00	0	0.00	1	6,200,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.600740%	4.576304%	85
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
31	30316241	03/06/21	20	6	24,316.52	511,254.75	93,718.94	6,200,000.00	02/10/21	2		11/10/21
Totals					24,316.52	511,254.75	93,718.94	6,200,000.00

1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		21,233,156	21,233,156	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		653,948,637	647,748,637	0		6,200,000

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Dec-22	675,181,793	668,981,793	0	0	0	6,200,000
Nov-22	675,580,434	669,380,434	0	0	6,200,000	0
Oct-22	675,942,861	669,742,861	0	0	6,200,000	0
Sep-22	676,338,462	670,138,462	0	0	6,200,000	0
Aug-22	676,697,759	670,497,759	0	0	6,200,000	0
Jul-22	677,055,575	670,855,575	0	0	6,200,000	0
Jun-22	677,446,732	671,246,732	0	0	6,200,000	0
May-22	677,796,103	671,596,103	0	0	6,200,000	0
Apr-22	678,170,857	671,970,857	0	0	6,200,000	0
Mar-22	678,459,064	672,259,064	0	0	6,200,000	0
Feb-22	678,833,506	672,633,506	0	0	6,200,000	0
Jan-22	679,118,895	672,918,895	0	0	6,200,000	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
31	30316241	6,200,000.00	6,200,000.00	6,900,000.00	05/17/22	124,870.05	0.39000	12/31/21	04/06/29	I/O
Totals		6,200,000.00	6,200,000.00	6,900,000.00		124,870.05

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
31	30316241	MF	NY	02/10/21	2

11/17/2022 - Loan transferred to MLS Special Servicing on 2/10/2021 due to delinquency. Loan was past due for the 12/6/2020 and subsequent payments. On 4/14/2022 a pre-trial conference was held to discuss the Receivership and F/C action.

The Eastern Distr ict Court of New York denied the Receivership request but required the Borrower to cooperate in implementing the cash management provisions in the loan documents. In addition, the Court allowed the F/C action to proceed and required both parties to have a mediation by the end of July. The mediation took place on 7/13/2022 and a resolution has not been reached yet. Lender is moving forward with F/C and continues to have workout discussions with the

Borrower. The Collateral is a Multifamily (Mid/High-Rise Housing) property built in 1931 totaling 10 units located on 2,600 SF site at 856 Greene Avenue in Brooklyn, New York.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
21	30316232	10,656,079.05	5.09000%	10,656,079.05 5.09000%		8	10/06/20	10/06/20	10/28/20
Totals		10,656,079.05		10,656,079.05
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
31	0.00	0.00	3,500.00	0.00	0.00	2,094.39	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	10.42	0.00	0.00	0.00
Total	0.00	0.00	3,500.00	0.00	0.00	2,094.39	0.00	0.00	10.42	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		5,604.81

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Supplemental Notes
None

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